Related Party Transactions - Schedule of Related Party Transactions Income Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (308)	$ (6,554)	$ (623)	$ 5,923
Luna Pool Agency Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	15,215	7,045	27,499	7,045
Ocean Yield Malta Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (308)	$ (491)	$ (623)	$ (1,122)